RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Financial Statement Location) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Domestic Plan [Member] | Pension Plan [Member]
Amounts recognized in the consolidated balance sheet [Abstract]
Other assets	$ 0	$ 0
Employee compensation and benefits	(1)	(1)
Retirement and post-retirement benefits	(74)	(159)
Net asset (liability)	(75)	(160)
Amounts Recognized in Accumulated Other Comprehensive Income (loss): [Abstract]
Actuarial losses	112	135
Prior service cost (credits)	(4)	(11)
Total	108	124
Accumulated other comprehensive income expected to be recognized as components of net expense during the next fiscal year [Abstract]
Amortization of net prior service cost (benefit)	(4)
Amortization of actuarial net loss (gain)	10
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member]
Amounts recognized in the consolidated balance sheet [Abstract]
Other assets	0	0
Employee compensation and benefits	0	0
Retirement and post-retirement benefits	(18)	(25)
Net asset (liability)	(18)	(25)
Amounts Recognized in Accumulated Other Comprehensive Income (loss): [Abstract]
Actuarial losses	28	45
Prior service cost (credits)	(28)	(42)
Total	0	3
Accumulated other comprehensive income expected to be recognized as components of net expense during the next fiscal year [Abstract]
Amortization of net prior service cost (benefit)	(14)
Amortization of actuarial net loss (gain)	9
Foreign Plan [Member] | Pension Plan [Member]
Amounts recognized in the consolidated balance sheet [Abstract]
Other assets	257	211
Employee compensation and benefits	0	0
Retirement and post-retirement benefits	(114)	(109)
Net asset (liability)	143	102
Amounts Recognized in Accumulated Other Comprehensive Income (loss): [Abstract]
Actuarial losses	396	385
Prior service cost (credits)	(1)	(1)
Total	395	$ 384
Accumulated other comprehensive income expected to be recognized as components of net expense during the next fiscal year [Abstract]
Amortization of net prior service cost (benefit)	(1)
Amortization of actuarial net loss (gain)	$ 28